Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

May 31, 2021

MCE-QTLY-0721
1.870938.113

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc. (a)	231,879	$3,209,205
Entertainment - 1.2%
Activision Blizzard, Inc.	35,643	3,466,282
Electronic Arts, Inc.	50,969	7,284,999
Roku, Inc. Class A (b)	20,389	7,069,070
Spotify Technology SA (b)	23,064	5,571,570
		23,391,921
Interactive Media & Services - 1.0%
IAC (b)	3,689	588,285
Match Group, Inc. (b)	11,292	1,619,047
Pinterest, Inc. Class A (b)	65,090	4,250,377
Twitter, Inc. (b)	45,223	2,622,934
Vimeo, Inc. (b)	5,989	251,538
Zillow Group, Inc. Class C (b)	74,969	8,795,363
		18,127,544
Media - 1.5%
Cable One, Inc.	582	1,056,656
DISH Network Corp. Class A (b)	222,445	9,680,806
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	29,800	1,301,068
Liberty SiriusXM Series C (b)	33,713	1,466,853
News Corp.:
Class A	259,847	7,013,271
Class B	57,484	1,476,764
Omnicom Group, Inc.	77,749	6,394,078
		28,389,496

TOTAL COMMUNICATION SERVICES		73,118,166

CONSUMER DISCRETIONARY - 13.6%
Automobiles - 1.1%
Ford Motor Co. (b)	1,420,755	20,643,568
Distributors - 0.7%
LKQ Corp. (b)	236,493	12,051,683
Pool Corp.	3,415	1,490,818
		13,542,501
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (b)	65,830	3,535,071
Hotels, Restaurants & Leisure - 3.2%
Boyd Gaming Corp. (a)(b)	8,926	574,745
Carnival Corp. (b)	121,283	3,585,125
Chipotle Mexican Grill, Inc. (b)	9,346	12,822,525
Darden Restaurants, Inc.	17,819	2,552,215
Domino's Pizza, Inc.	4,593	1,960,614
Hilton Worldwide Holdings, Inc. (b)	70,650	8,850,326
MGM Resorts International	218,538	9,368,724
Norwegian Cruise Line Holdings Ltd. (b)	30,813	982,935
Royal Caribbean Cruises Ltd. (b)	22,951	2,140,640
Scientific Games Corp. Class A (b)	102,591	7,441,951
Wendy's Co. (a)	138,105	3,206,798
Wynn Resorts Ltd. (b)	18,539	2,444,738
Yum China Holdings, Inc.	55,765	3,771,945
		59,703,281
Household Durables - 2.2%
D.R. Horton, Inc.	55,397	5,278,780
Lennar Corp. Class A	105,266	10,422,387
NVR, Inc. (b)	1,778	8,689,495
PulteGroup, Inc.	62,724	3,624,820
Tempur Sealy International, Inc. (a)	67,240	2,588,740
Whirlpool Corp.	49,163	11,656,056
		42,260,278
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	96,537	5,877,173
Etsy, Inc. (b)	16,229	2,673,403
Qurate Retail, Inc. Series A	80,913	1,102,844
Wayfair LLC Class A (a)(b)	7,657	2,347,177
		12,000,597
Leisure Products - 0.3%
Peloton Interactive, Inc. Class A (b)	8,643	953,409
Polaris, Inc.	20,835	2,733,969
YETI Holdings, Inc. (b)	26,257	2,300,113
		5,987,491
Multiline Retail - 0.7%
Dollar General Corp.	26,289	5,335,615
Target Corp.	32,056	7,274,148
		12,609,763
Specialty Retail - 3.4%
AutoNation, Inc. (b)	103,369	10,557,076
AutoZone, Inc. (b)	2,754	3,873,776
Best Buy Co., Inc.	37,270	4,332,265
Burlington Stores, Inc. (b)	26,110	8,443,191
Carvana Co. Class A (b)	5,010	1,328,101
Dick's Sporting Goods, Inc. (a)	52,837	5,153,193
L Brands, Inc.	151,544	10,588,379
O'Reilly Automotive, Inc. (b)	17,638	9,438,447
Williams-Sonoma, Inc.	56,843	9,637,162
		63,351,590
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	9,369	957,887
Crocs, Inc. (b)	21,523	2,178,989
lululemon athletica, Inc. (b)	33,353	10,777,355
PVH Corp. (b)	17,977	2,064,119
Ralph Lauren Corp.	37,675	4,674,714
VF Corp.	35,385	2,820,892
		23,473,956

TOTAL CONSUMER DISCRETIONARY		257,108,096

CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (b)	1,611	1,704,696
Food & Staples Retailing - 0.7%
Sprouts Farmers Market LLC (a)(b)	356,318	9,478,059
U.S. Foods Holding Corp. (b)	107,876	4,200,691
		13,678,750
Food Products - 1.4%
Archer Daniels Midland Co.	145,011	9,647,582
Conagra Brands, Inc.	37,432	1,426,159
Darling Ingredients, Inc. (b)	10,085	690,419
Ingredion, Inc. (a)	9,303	883,134
The Hershey Co.	27,185	4,704,364
The J.M. Smucker Co. (a)	11,304	1,506,710
Tyson Foods, Inc. Class A	106,973	8,504,354
		27,362,722
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	25,950	1,561,152

TOTAL CONSUMER STAPLES		44,307,320

ENERGY - 3.7%
Energy Equipment & Services - 0.6%
Halliburton Co.	384,535	8,632,811
Schlumberger Ltd.	94,205	2,951,443
		11,584,254
Oil, Gas & Consumable Fuels - 3.1%
Cabot Oil & Gas Corp.	104,151	1,708,076
Devon Energy Corp.	356,445	9,467,179
EQT Corp. (b)	66,447	1,387,413
Equitrans Midstream Corp.	59,810	492,834
Kinder Morgan, Inc.	240,268	4,406,515
Marathon Oil Corp.	372,853	4,515,250
Marathon Petroleum Corp.	84,105	5,197,689
Occidental Petroleum Corp.	334,667	8,687,955
Pioneer Natural Resources Co.	96,416	14,673,551
The Williams Companies, Inc.	284,923	7,504,872
		58,041,334

TOTAL ENERGY		69,625,588

FINANCIALS - 13.1%
Banks - 4.2%
Citizens Financial Group, Inc.	268,311	13,388,719
East West Bancorp, Inc.	128,925	9,641,012
Fifth Third Bancorp	98,516	4,151,464
First Hawaiian, Inc.	88,857	2,502,213
First Horizon National Corp.	153,816	2,933,271
First Republic Bank	2,838	543,307
Huntington Bancshares, Inc.	190,503	3,021,378
KeyCorp	74,547	1,717,563
M&T Bank Corp.	56,293	9,045,722
PacWest Bancorp	127,418	5,755,471
Pinnacle Financial Partners, Inc. (a)	22,784	2,071,521
Popular, Inc.	24,758	2,020,500
Regions Financial Corp.	595,986	13,952,032
SVB Financial Group (b)	6,538	3,810,935
Umpqua Holdings Corp.	178,349	3,402,899
Webster Financial Corp.	22,554	1,278,361
Wintrust Financial Corp.	14,530	1,168,503
		80,404,871
Capital Markets - 4.4%
Affiliated Managers Group, Inc.	63,829	10,467,956
Ameriprise Financial, Inc.	57,359	14,904,163
Invesco Ltd.	170,937	4,876,833
LPL Financial	74,942	11,082,423
Morgan Stanley	42,367	3,853,279
Morningstar, Inc.	19,724	4,654,667
MSCI, Inc.	12,242	5,730,847
Raymond James Financial, Inc.	43,869	5,816,591
SEI Investments Co.	122,584	7,776,729
State Street Corp.	37,280	3,242,614
T. Rowe Price Group, Inc.	56,069	10,728,803
		83,134,905
Consumer Finance - 1.2%
Ally Financial, Inc.	114,523	6,265,553
Discover Financial Services	9,922	1,163,454
OneMain Holdings, Inc.	38,228	2,211,108
Synchrony Financial	255,931	12,133,689
		21,773,804
Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	38,327	1,216,882
Jefferies Financial Group, Inc.	303,382	9,747,664
		10,964,546
Insurance - 2.0%
American Financial Group, Inc.	35,751	4,757,028
Arch Capital Group Ltd. (b)	35,179	1,403,290
Assurant, Inc.	4,115	663,132
CNA Financial Corp. (a)	24,097	1,152,078
Fidelity National Financial, Inc.	85,466	4,016,047
First American Financial Corp.	126,139	8,111,999
Hanover Insurance Group, Inc.	20,822	2,904,461
Hartford Financial Services Group, Inc.	33,210	2,170,274
Primerica, Inc.	14,757	2,393,733
Prudential Financial, Inc.	25,232	2,699,067
Reinsurance Group of America, Inc.	13,721	1,729,258
Unum Group	28,925	895,807
W.R. Berkley Corp.	24,653	1,922,687
Willis Towers Watson PLC	13,327	3,483,145
		38,302,006
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	181,385	3,362,878
Annaly Capital Management, Inc.	1,074,491	9,960,532
		13,323,410

TOTAL FINANCIALS		247,903,542

HEALTH CARE - 12.8%
Biotechnology - 3.6%
Acceleron Pharma, Inc. (b)	1,401	183,377
Alexion Pharmaceuticals, Inc. (b)	21,873	3,861,678
Alkermes PLC (b)	232,478	5,270,276
Alnylam Pharmaceuticals, Inc. (b)	6,720	954,173
Biogen, Inc. (b)	34,756	9,296,535
Emergent BioSolutions, Inc. (b)	44,944	2,725,854
Gilead Sciences, Inc.	54,518	3,604,185
Incyte Corp. (b)	136,339	11,422,481
Moderna, Inc. (b)	35,488	6,565,635
Regeneron Pharmaceuticals, Inc. (b)	14,974	7,523,387
Repligen Corp.(b)	6,664	1,216,913
Sage Therapeutics, Inc. (b)	23,785	1,655,436
Seagen, Inc. (b)	22,354	3,472,694
United Therapeutics Corp. (b)	54,718	10,172,076
		67,924,700
Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (b)	9,153	5,401,643
Dentsply Sirona, Inc.	41,522	2,778,652
Edwards Lifesciences Corp. (b)	32,729	3,138,711
Hologic, Inc. (b)	136,953	8,636,256
IDEXX Laboratories, Inc. (b)	7,544	4,210,382
Integra LifeSciences Holdings Corp. (b)	9,336	644,651
Novocure Ltd. (b)	29,950	6,109,800
Quidel Corp. (a)(b)	28,068	3,315,111
ResMed, Inc.	9,024	1,857,590
West Pharmaceutical Services, Inc.	34,208	11,887,622
Zimmer Biomet Holdings, Inc.	35,209	5,926,731
		53,907,149
Health Care Providers & Services - 3.1%
Amedisys, Inc. (b)	24,870	6,425,662
AmerisourceBergen Corp.	74,065	8,498,218
Cardinal Health, Inc.	103,141	5,783,116
DaVita HealthCare Partners, Inc. (b)	78,417	9,415,529
Guardant Health, Inc. (b)	6,653	825,770
Humana, Inc.	15,433	6,755,024
McKesson Corp.	62,803	12,082,669
Molina Healthcare, Inc. (b)	26,551	6,673,859
Quest Diagnostics, Inc.	18,410	2,424,045
		58,883,892
Health Care Technology - 1.2%
Cerner Corp.	175,395	13,724,659
Veeva Systems, Inc. Class A (b)	28,416	8,278,717
		22,003,376
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (b)	18,005	3,240,900
Agilent Technologies, Inc.	49,888	6,891,029
Bruker Corp.	33,866	2,351,655
Charles River Laboratories International, Inc. (b)	11,553	3,904,798
Mettler-Toledo International, Inc. (b)	716	931,480
QIAGEN NV (b)	8,503	419,708
		17,739,570
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (b)	64,695	11,524,120
Viatris, Inc.	579,325	8,828,913
Zoetis, Inc. Class A	9,392	1,659,379
		22,012,412

TOTAL HEALTH CARE		242,471,099

INDUSTRIALS - 15.8%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (b)	46,175	6,491,743
HEICO Corp.	45,116	6,336,993
HEICO Corp. Class A	14,736	1,951,931
Howmet Aerospace, Inc. (b)	15,905	564,309
Mercury Systems, Inc. (b)	14,783	967,547
Northrop Grumman Corp.	5,115	1,871,425
Teledyne Technologies, Inc. (b)	1,435	601,939
Textron, Inc.	187,899	12,865,445
		31,651,332
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	11,004	1,383,093
Airlines - 0.7%
Alaska Air Group, Inc. (b)	8,957	619,824
Copa Holdings SA Class A (a)(b)	22,631	1,861,626
Delta Air Lines, Inc. (b)	71,645	3,416,034
JetBlue Airways Corp. (b)	45,364	911,816
Southwest Airlines Co. (b)	74,458	4,576,189
United Airlines Holdings, Inc. (b)	26,876	1,568,215
		12,953,704
Building Products - 1.3%
Fortune Brands Home & Security, Inc.	97,694	10,078,113
Johnson Controls International PLC	76,978	5,122,116
Simpson Manufacturing Co. Ltd.	23,684	2,660,187
Trane Technologies PLC	41,685	7,770,084
		25,630,500
Commercial Services & Supplies - 1.4%
Cintas Corp.	33,268	11,761,569
IAA Spinco, Inc. (b)	17,457	994,525
Republic Services, Inc.	120,873	13,196,914
		25,953,008
Construction & Engineering - 0.1%
AECOM (b)	29,119	1,893,026
Valmont Industries, Inc.	4,015	995,720
		2,888,746
Electrical Equipment - 1.6%
Generac Holdings, Inc. (b)	39,367	12,940,720
nVent Electric PLC	104,973	3,415,821
Regal Beloit Corp.	26,440	3,760,561
Rockwell Automation, Inc.	39,262	10,354,175
		30,471,277
Machinery - 5.0%
AGCO Corp.	75,068	10,387,159
Allison Transmission Holdings, Inc.	98,531	4,168,847
Crane Co.	27,445	2,620,723
Cummins, Inc.	53,808	13,843,722
Donaldson Co., Inc.	48,634	2,995,368
Dover Corp.	7,015	1,055,758
Fortive Corp.	114,318	8,290,341
Illinois Tool Works, Inc.	30,245	7,009,581
Ingersoll Rand, Inc. (b)	72,338	3,590,858
Nordson Corp.	13,416	2,974,193
Oshkosh Corp.	10,617	1,395,498
Otis Worldwide Corp.	48,244	3,778,953
PACCAR, Inc.	126,494	11,581,791
Parker Hannifin Corp.	19,022	5,861,629
Pentair PLC	18,368	1,266,841
Stanley Black & Decker, Inc.	29,099	6,308,663
Timken Co.	20,447	1,808,537
Woodward, Inc.	49,090	6,243,266
		95,181,728
Professional Services - 2.0%
Booz Allen Hamilton Holding Corp. Class A	30,060	2,552,996
CACI International, Inc. Class A (b)	10,717	2,732,406
CoStar Group, Inc. (b)	7,215	6,161,610
IHS Markit Ltd.	49,099	5,170,616
Nielsen Holdings PLC	342,308	9,314,201
Robert Half International, Inc.	128,548	11,413,777
		37,345,606
Road & Rail - 1.2%
Kansas City Southern	7,323	2,179,911
Old Dominion Freight Lines, Inc.	50,869	13,503,176
Ryder System, Inc.	78,337	6,407,183
		22,090,270
Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc.	27,313	12,622,976
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (a)(b)	38,722	1,350,623

TOTAL INDUSTRIALS		299,522,863

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	5,370	1,822,471
Ciena Corp. (b)	132,823	7,022,352
Juniper Networks, Inc.	221,012	5,819,246
		14,664,069
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	45,923	3,088,781
Dolby Laboratories, Inc. Class A	18,224	1,777,569
Jabil, Inc.	131,415	7,418,377
Keysight Technologies, Inc. (b)	72,373	10,304,468
National Instruments Corp.	145,137	5,921,590
SYNNEX Corp.	10,625	1,345,125
Vontier Corp.	24,308	852,725
Zebra Technologies Corp. Class A (b)	28,207	14,020,289
		44,728,924
IT Services - 2.3%
Alliance Data Systems Corp.	15,071	1,824,345
Amdocs Ltd.	145,207	11,340,667
EPAM Systems, Inc. (b)	20,412	9,748,771
Genpact Ltd.	19,323	883,834
Global Payments, Inc.	20,943	4,056,869
GoDaddy, Inc. (b)	20,104	1,627,620
Okta, Inc. (b)	23,297	5,182,185
The Western Union Co.	285,680	6,990,590
VeriSign, Inc. (b)	10,486	2,306,081
		43,960,962
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	73,098	10,097,027
Cirrus Logic, Inc. (b)	62,406	4,872,036
Enphase Energy, Inc. (b)	7,278	1,041,118
KLA Corp.	42,198	13,372,124
Marvell Technology, Inc.	42,094	2,033,140
Maxim Integrated Products, Inc.	22,546	2,299,917
Microchip Technology, Inc.	13,165	2,066,247
Micron Technology, Inc. (b)	14,931	1,256,294
Monolithic Power Systems, Inc.	6,776	2,324,981
ON Semiconductor Corp. (b)	110,801	4,436,472
Qorvo, Inc. (b)	38,917	7,110,914
Skyworks Solutions, Inc.	56,978	9,686,260
Teradyne, Inc.	69,217	9,160,870
Xilinx, Inc.	27,042	3,434,334
		73,191,734
Software - 6.5%
Atlassian Corp. PLC (b)	7,613	1,775,961
Avalara, Inc. (b)	21,400	2,828,438
Bill.Com Holdings, Inc. (b)	6,800	1,012,656
Cadence Design Systems, Inc. (b)	101,004	12,826,498
Citrix Systems, Inc.	37,428	4,302,723
Cloudflare, Inc. (a)(b)	7,883	646,879
Crowdstrike Holdings, Inc. (b)	35,695	7,929,644
Datadog, Inc. Class A (b)	18,099	1,647,914
DocuSign, Inc. (b)	37,079	7,475,868
Dropbox, Inc. Class A (b)	388,295	10,619,868
Fair Isaac Corp. (b)	19,305	9,769,488
FireEye, Inc. (b)	426,023	9,530,135
Fortinet, Inc. (b)	35,410	7,738,501
HubSpot, Inc. (b)	4,737	2,389,248
Manhattan Associates, Inc. (b)	9,514	1,293,714
NortonLifeLock, Inc.	7,760	214,642
Nuance Communications, Inc. (b)	14,121	747,001
Palo Alto Networks, Inc. (b)	4,366	1,585,950
SS&C Technologies Holdings, Inc.	48,210	3,561,273
Synopsys, Inc. (b)	63,551	16,163,561
Teradata Corp. (b)	212,538	10,174,194
The Trade Desk, Inc. (b)	6,001	3,529,428
Workday, Inc. Class A (b)	7,562	1,729,581
Zscaler, Inc. (b)	19,156	3,720,095
		123,213,260
Technology Hardware, Storage & Peripherals - 0.5%
NetApp, Inc.	107,207	8,294,606
Western Digital Corp. (b)	24,382	1,834,258
		10,128,864

TOTAL INFORMATION TECHNOLOGY		309,887,813

MATERIALS - 7.6%
Chemicals - 3.0%
CF Industries Holdings, Inc.	220,350	11,716,010
Corteva, Inc.	293,861	13,370,676
Eastman Chemical Co.	80,004	10,032,502
Huntsman Corp.	169,959	4,823,436
NewMarket Corp.	4,185	1,436,418
Olin Corp.	124,855	6,104,161
RPM International, Inc.	34,737	3,248,952
The Scotts Miracle-Gro Co. Class A	27,072	5,884,641
Valvoline, Inc. (a)	14,953	493,449
		57,110,245
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	29,245	10,634,944
Vulcan Materials Co.	35,801	6,563,039
		17,197,983
Containers & Packaging - 0.7%
Ball Corp.	34,146	2,805,435
Berry Global Group, Inc. (b)	39,918	2,722,807
Crown Holdings, Inc.	12,807	1,322,195
Graphic Packaging Holding Co.	277,848	4,912,353
Sealed Air Corp.	29,769	1,692,665
		13,455,455
Metals & Mining - 3.0%
Freeport-McMoRan, Inc.	457,653	19,550,936
Newmont Corp.	39,603	2,910,028
Nucor Corp.	96,860	9,932,024
Reliance Steel & Aluminum Co.	67,478	11,341,027
Royal Gold, Inc.	17,347	2,147,038
Steel Dynamics, Inc.	174,649	10,903,337
		56,784,390

TOTAL MATERIALS		144,548,073

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.4%
American Homes 4 Rent Class A	240,953	9,173,081
Apartment Income (REIT) Corp.	44,256	2,061,444
Apple Hospitality (REIT), Inc.	390,412	6,195,838
AvalonBay Communities, Inc.	17,682	3,659,113
Brixmor Property Group, Inc.	327,001	7,426,193
Camden Property Trust (SBI)	33,243	4,168,007
Cousins Properties, Inc.	28,434	1,054,617
CyrusOne, Inc.	8,568	631,890
Equity Commonwealth	30,534	837,853
Equity Lifestyle Properties, Inc.	66,826	4,735,290
Essex Property Trust, Inc.	29,807	8,801,709
First Industrial Realty Trust, Inc.	122,987	6,228,062
Gaming & Leisure Properties	190,806	8,845,766
Host Hotels & Resorts, Inc. (b)	321,439	5,519,108
Kimco Realty Corp.	51,545	1,098,424
Lamar Advertising Co. Class A	32,256	3,381,074
Life Storage, Inc.	22,970	2,284,137
Outfront Media, Inc. (b)	71,368	1,708,550
Park Hotels & Resorts, Inc. (b)	318,379	6,619,099
Public Storage	5,782	1,633,299
Realty Income Corp.	59,499	4,069,732
SBA Communications Corp. Class A	14,270	4,254,172
Simon Property Group, Inc.	42,752	5,493,204
VICI Properties, Inc. (a)	37,314	1,161,585
		101,041,247
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	6,207	544,850

TOTAL REAL ESTATE		101,586,097

UTILITIES - 2.9%
Electric Utilities - 1.5%
Entergy Corp.	24,604	2,589,817
Evergy, Inc.	7,022	435,294
Eversource Energy	5,356	434,854
Hawaiian Electric Industries, Inc.	68,951	2,968,341
IDACORP, Inc.	23,858	2,336,891
NRG Energy, Inc.	8,984	288,836
OGE Energy Corp. (a)	131,536	4,537,992
PPL Corp.	218,495	6,360,389
Xcel Energy, Inc.	129,263	9,162,161
		29,114,575
Gas Utilities - 0.1%
UGI Corp.	43,092	1,984,387
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	121,358	3,083,707
Multi-Utilities - 1.0%
CMS Energy Corp.	52,530	3,295,732
Consolidated Edison, Inc.	15,812	1,221,319
DTE Energy Co.	31,290	4,317,707
MDU Resources Group, Inc.	153,333	5,161,189
Public Service Enterprise Group, Inc.	47,392	2,943,991
WEC Energy Group, Inc.	9,636	904,917
		17,844,855
Water Utilities - 0.1%
American Water Works Co., Inc.	10,584	1,640,732
Essential Utilities, Inc.	20,802	994,336
		2,635,068

TOTAL UTILITIES		54,662,592

TOTAL COMMON STOCKS
(Cost $1,347,639,451)		1,844,741,249

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%
(Cost $461,919)	6,765	711,069

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.03% (c)	42,655,836	42,664,368
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	36,750,393	36,754,068
TOTAL MONEY MARKET FUNDS
(Cost $79,418,436)		79,418,436
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $1,427,519,806)		1,924,870,754
NET OTHER ASSETS (LIABILITIES) - (1.7)%(e)		(32,262,253)
NET ASSETS - 100%		$1,892,608,501

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	170	June 2021	$46,353,900	$1,295,508	$1,295,508

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $2,241,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,865
Fidelity Securities Lending Cash Central Fund	33,975
Total	$54,840

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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